CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net revenues	$ 81,372	492,606	410,803	331,241
Cost of revenues	(29,819)	(180,521)	(143,685)	(104,814)
Gross profit	51,553	312,085	267,118	226,427
Operating expenses:
Selling and marketing expenses	(30,332)	(183,619)	(143,376)	(110,521)
General and administrative expenses	(8,683)	(52,565)	(54,367)	(64,310)
Research and development expenses	(3,621)	(21,918)	(17,587)	(11,796)
Total operating expenses	(42,636)	(258,102)	(215,330)	(186,627)
Operating income	8,917	53,983	51,788	39,800
Interest income	1,931	11,687	13,323	5,077
Foreign currency exchange income/(loss), net	320	1,935	(1,845)	8,911
Other income, net	1,504	9,104	4,898	1,562
Income before income tax	12,672	76,709	68,164	55,350
Income tax expenses	(2,156)	(13,053)	(9,227)	(18,107)
Net income	10,516	63,656	58,937	37,243
Accretion of redeemable convertible preferred shares				(3,222)
Income allocated to participating preferred shareholders				(12,681)
Net income attributable to ordinary shareholders	10,516	63,656	58,937	21,340
Net income	10,516	63,656	58,937	37,243
Other comprehensive loss:
Foreign currency translation adjustments, net of tax of RMB nil	(1,490)	(9,018)	(772)	(11,452)
Comprehensive income	$ 9,026	54,638	58,165	25,791
Net income per share:
Basic (in CNY and dollars per share)	$ 0.23	1.42	1.27	0.54
Diluted (in CNY and dollars per share)	$ 0.23	1.39	1.23	0.50
Weighted average shares used in calculating net income per share, basic (in shares)	44,910,676	44,910,676	46,297,314	39,647,790
Weighted average shares used in calculating net income per share, diluted (in shares)	45,827,922	45,827,922	47,743,098	42,384,833
Net income per ADS:
Basic (in CNY and dollars per share)	$ 0.35	2.13	1.91	0.81
Diluted (in CNY and dollars per share)	$ 0.34	2.08	1.85	0.76
Weighted average shares used in calculating net income per ADS, basic (in shares)	29,940,450	29,940,450	30,864,876	26,431,860
Weighted average shares used in calculating net income per ADS, diluted (in shares)	30,551,948	30,551,948	31,828,732	28,256,555